SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Aug. 31, 2025
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Year ended	August 31, 2025	August 31, 2024

Amounts receivable, prepaid expenses and other assets	$164	$48
Accounts payable and other liabilities	(60)	271
	$104	$319